March 24, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Voya Funds Trust
(File Nos. 333-59745 and 811-08895)

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a preliminary proxy statement and form of proxy card for a Special Meeting of Shareholders ("Meeting") of Voya Strategic Income Opportunities Fund (the “Fund”), a series of Voya Funds Trust.

The Meeting is being held for the purpose of approving a modification to the industry classifications used to implement the Fund’s fundamental investment restriction governing concentration.

Should you have any questions, please contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen Freeman

Kristen Freeman

Vice President and Counsel

Voya Investment Management

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